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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Cornerstone Total Return Fund, Inc. Annual Report December 31, 2018

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	16
2018 Tax Information	17
Additional Information Regarding the Fund’s Directors and Corporate Officers	18
Description of Dividend Reinvestment Plan	20
Proxy Voting and Portfolio Holdings Information	22
Summary of General Information	22
Stockholder Information	22

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of December 31, 2018 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	18.1
Information Technology	16.6
Health Care	13.3
Financials	10.3
Communication Services	9.1
Consumer Discretionary	7.8
Industrials	7.4
Consumer Staples	5.5
Energy	3.7
Utilities	2.3
Exchange-Traded Funds	2.2
Materials	2.0
Real Estate	0.7
Other	1.0

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple, Inc.	Information Technology	3.9
2.	Microsoft Corporation	Information Technology	3.6
3.	Alphabet, Inc. - Class C	Communication Services	3.5
4.	Amazon.com, Inc.	Consumer Discretionary	3.1
5.	JPMorgan Chase & Company	Financials	2.5
6.	UnitedHealth Group, Inc.	Health Care	2.1
7.	Merck & Co., Inc.	Health Care	1.8
8.	Visa, Inc. - Class A	Information Technology	1.8
9.	Pfizer, Inc.	Health Care	1.8
10.	Walmart, Inc.	Consumer Staples	1.8

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2018

Description	No. of Shares	Value
EQUITY SECURITIES — 99.00%
CLOSED-END FUNDS — 18.08%
CORE — 4.20%
Adams Diversified Equity Fund, Inc.	545,851	$6,888,640
General American Investors Company, Inc.	132,550	3,769,722
Royce Micro-Cap Trust, Inc.	19,884	147,539
Source Capital, Inc.	32,792	1,067,380
Tri-Continental Corporation	190,223	4,474,045
		16,347,326
DEVELOPED MARKET — 0.76%
Aberdeen Japan Equity Fund, Inc.	28,920	187,691
European Equity Fund, Inc. (The)	9,770	75,522
Japan Smaller Capitalization Fund, Inc.	153,749	1,276,117
Morgan Stanley Asia-Pacific Fund, Inc.	63,843	1,050,217
New Ireland Fund, Inc. (The) *	43,689	364,803
		2,954,350
EMERGING MARKETS — 3.38%
Aberdeen Emerging Markets Equity Income fund, Inc.	56,220	356,997
Central and Eastern Europe Fund, Inc.	51,319	1,127,992
First Trust/Aberdeen Emerging Opportunity Fund	58,950	717,422
Herzfeld Caribbean Basin Fund, Inc. (The) *	67,356	327,350
India Fund, Inc. (The)	154,650	3,130,116
Mexico Equity & Income Fund, Inc. (The)	41,478	418,928
Mexico Fund, Inc. (The)	37,182	492,290
Morgan Stanley Emerging Markets Fund, Inc.	1,649	26,565
Morgan Stanley India Investment Fund, Inc.	48,149	965,387
Taiwan Fund, Inc. (The) *	11,221	170,110
Templeton Dragon Fund, Inc.	144,189	2,451,213
Templeton Emerging Markets Fund	170,215	2,246,838
Voya Emerging Markets High Income Dividend Equity Fund	101,641	740,963
		13,172,171
ENERGY MLP FUNDS — 0.04%
Cushing Energy Income Fund (The)	25,094	161,856

GLOBAL — 2.75%
Aberdeen Total Dynamic Dividend Fund	464,096	3,346,132
Clough Global Dividend and Income Fund	35,979	360,150
Delaware Enhanced Global Dividend and Income Fund	163,402	1,421,597
Gabelli Global Small and Mid Cap Value Trust (The) *	121,475	1,190,455
GDL Fund (The)	189,861	1,741,025
John Hancock Hedged Equity & Income Fund	3,509	45,898
Lazard World Dividend & Income Fund, Inc.	14,209	120,919
Royce Global Value Trust, Inc.	79,060	702,053
Voya Infastructure, Industrials and Materials Fund	129,438	1,431,584

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2018 (continued)

Description	No. of Shares	Value
GLOBAL (continued)
Wells Fargo Global Dividend Opportunity Fund	74,228	$344,418
		10,704,231
GLOBAL INCOME — 0.11%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	41,123	426,857

GROWTH — 0.02%
Liberty All-Star Growth Fund, Inc.	18,800	82,532

INCOME & PREFERRED STOCK — 0.15%
Eagle Growth and Income Opportunities Fund	43,869	554,065
LMP Capital and Income Fund, Inc.	3,867	41,300
		595,365
NATURAL RESOURCES — 1.66%
Adams Natural Resources Fund, Inc.	300,702	4,381,228
BlackRock Resources & Commodities Strategy Trust	278,893	1,968,985
First Trust Energy Infrastructure Fund	8,552	110,834
		6,461,047
OPTION ARBITRAGE/OPTIONS STRATEGIES — 0.75%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	207,825	2,219,571
Madison Covered Call & Equity Strategy Fund	30,376	187,116
Voya Asia Pacific High Dividend Equity Income Fund	51,729	441,248
Voya International High Dividend Equity Income Fund	10,410	53,820
		2,901,755
PACIFIC EX JAPAN — 0.01%
Korea Fund, Inc. (The)	1,609	45,036

REAL ESTATE — 1.83%
CBRE Clarion Global Real Estate Income Fund	707,614	4,358,902
Cohen & Steers REIT and Preferred Income Fund, Inc.	49,926	888,683
RMR Real Estate Income Fund	123,758	1,865,033
		7,112,618
SECTOR EQUITY — 1.45%
BlackRock Health Sciences Trust	1,600	58,320
Gabelli Healthcare & WellnessRx Trust (The)	99,345	918,941
Nuveen Real Asset Income and Growth Fund	282,033	3,844,110
Tekla Healthcare Investors	45,600	818,520
		5,639,891
UTILITY — 0.97%
Cohen & Steers Infrastructure Fund, Inc.	66,000	1,304,160
Gabelli Global Utility & Income Trust (The)	13,633	219,491
Macquarie Global Infrastructure Total Return Fund, Inc.	118,659	2,231,976
		3,755,627
TOTAL CLOSED-END FUNDS		70,360,662

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2018 (continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES — 9.10%
Alphabet, Inc. - Class C *	13,002	$13,465,001
Charter Communications, Inc. - Class A *	2,400	683,928
Comcast Corporation - Class A	158,000	5,379,900
Facebook, Inc. - Class A	38,000	4,981,420
Netflix, Inc. *	6,000	1,605,960
Twenty-First Century Fox, Inc. - Class B	8,500	406,130
Verizon Communications, Inc.	90,000	5,059,800
Walt Disney Company (The)	35,000	3,837,750
		35,419,889
CONSUMER DISCRETIONARY — 7.79%
Amazon.com, Inc. *	8,000	12,015,760
Booking Holdings, Inc. *	1,400	2,411,388
Carnival Corporation	7,000	345,100
Home Depot, Inc. (The)	35,000	6,013,700
Lowe's Companies, Inc.	24,000	2,216,640
McDonald's Corporation	16,600	2,947,662
O'Reilly Automotive, Inc. *	3,000	1,032,990
Ross Stores, Inc.	10,000	832,000
TJX Companies, Inc. (The)	36,000	1,610,640
Yum! Brands, Inc.	9,500	873,240
		30,299,120
CONSUMER STAPLES — 5.52%
Archer-Daniels-Midland Company	17,000	696,490
Costco Wholesale Corporation	14,000	2,851,940
Estée Lauder Companies, Inc. (The) - Class A	13,000	1,691,300
Hormel Foods Corporation	16,000	682,880
Kroger Company (The)	30,000	825,000
Lamb Weston Holdings, Inc.	1	74
Mondelēz International, Inc. - Class A	42,000	1,681,260
Monster Beverage Corporation *	21,000	1,033,620
PepsiCo, Inc.	26,000	2,872,480
Sysco Corporation	16,000	1,002,560
Walgreens Boots Alliance, Inc.	18,000	1,229,940
Walmart, Inc.	74,000	6,893,100
		21,460,644
ENERGY — 3.70%
Chevron Corporation	62,000	6,744,980
ConocoPhillips	40,000	2,494,000
EOG Resources, Inc.	18,000	1,569,780
Exxon Mobil Corporation	43,000	2,932,170
Occidental Petroleum Corporation	10,900	669,042
		14,409,972
EXCHANGE-TRADED FUNDS — 2.25%
iShares Core S&P 500 ETF	15,000	3,774,150
SPDR S&P 500 ETF Trust	20,000	4,998,400
		8,772,550
FINANCIALS — 10.25%
Allstate Corporation (The)	13,000	1,074,190
American Express Company	16,000	1,525,120
Aon plc	7,000	1,017,520
Bank of America Corporation	274,000	6,751,360
BB&T Corporation	24,000	1,039,680
Capital One Financial Corporation	15,000	1,133,850
Citigroup, Inc.	78,700	4,097,122
CME Group Inc.	8,000	1,504,960
Goldman Sachs Group, Inc. (The)	12,000	2,004,600
Intercontinental Exchange, Inc.	16,000	1,205,280

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2018 (continued)

Description	No. of Shares	Value
FINANCIALS (continued)
JPMorgan Chase & Company	101,000	$9,859,620
Morgan Stanley	52,500	2,081,625
PNC Financial Services Group, Inc. (The)	14,000	1,636,740
Progressive Corporation (The)	20,000	1,206,600
Prudential Financial, Inc.	12,800	1,043,840
S&P Global, Inc.	8,000	1,359,520
U.S. Bancorp	30,000	1,371,000
		39,912,627
HEALTH CARE — 13.32%
Abbott Laboratories	54,000	3,905,820
Anthem, Inc.	8,000	2,101,040
Baxter International, Inc.	19,000	1,250,580
Becton, Dickinson and Company	5,000	1,126,600
Boston Scientific Corporation *	43,000	1,519,620
Centene Corporation *	8,000	922,400
Cigna Corporation	11,164	2,120,305
CVS Health Corporation	1	39
Danaher Corporation	21,000	2,165,520
Eli Lilly and Company	32,000	3,703,040
HCA Healthcare, Inc.	12,000	1,493,400
Johnson & Johnson	51,000	6,581,550
Merck & Co., Inc.	93,800	7,167,258
Pfizer, Inc.	159,000	6,940,350
Thermo Fisher Scientific Inc.	8,000	1,790,320
UnitedHealth Group, Inc.	33,000	8,220,960
Zoetis, Inc.	10,000	855,400
		51,864,202
INDUSTRIALS — 7.40%
Boeing Company (The)	20,000	6,450,000
Caterpillar, Inc.	20,000	2,541,400
CSX Corporation	26,900	1,671,297
Deere & Company	11,000	1,640,870
FedEx Corporation	8,000	1,290,640
Honeywell International, Inc.	11,000	1,453,320
Ingersoll-Rand Public Limited Company	8,000	729,840
Lockheed Martin Corporation	10,000	2,618,400
Norfolk Southern Corporation	10,000	1,495,400
Parker-Hannifin Corporation	4,700	700,958
Resideo Technologies, Inc. *	1,833	37,668
Roper Technologies, Inc.	2,500	666,300
Union Pacific Corporation	25,000	3,455,750
United Parcel Service, Inc. - Class B	28,600	2,789,358
Waste Management, Inc.	14,000	1,245,860
		28,787,061
INFORMATION TECHNOLOGY — 16.56%
Accenture plc - Class A	14,000	1,974,140
Apple, Inc.	96,500	15,221,910
Broadcom, Inc.	12,000	3,051,360
Cisco Systems, Inc.	80,000	3,466,400
Cognizant Technology Solutions Corporation - Class A	21,000	1,333,080
Fiserv, Inc. *	14,000	1,028,860
Intel Corporation	140,200	6,579,586
Intuit Inc.	8,000	1,574,800
Mastercard Incorporated - Class A	23,700	4,471,005
Microsoft Corporation	137,400	13,955,718
NVIDIA Corporation	14,700	1,962,450
Texas Instruments, Inc.	30,000	2,835,000
Visa, Inc. - Class A	53,100	7,006,014
		64,460,323

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2018 (concluded)

Description	No. of Shares	Value
MATERIALS — 2.00%
Air Products and Chemicals, Inc.	7,000	$1,120,350
DowDuPont, Inc.	42,820	2,290,014
Ecolab Inc.	8,000	1,178,800
International Paper Company	11,800	476,248
Linde plc	5,000	780,200
LyondellBasell Industries N.V. - Class A	14,000	1,164,240
Sherwin-Williams Company (The)	2,000	786,920
		7,796,772
REAL ESTATE — 0.72%
Crown Castle International Corp.	12,000	1,303,560
Simon Property Group, Inc.	8,900	1,495,111
		2,798,671
UTILITIES — 2.31%
American Electric Power Company, Inc.	15,000	1,121,100
Dominion Energy, Inc.	15,000	1,071,900
DTE Energy Company	7,000	772,100
Duke Energy Corporation	12,000	1,035,600
Exelon Corporation	33,000	1,488,300
NextEra Energy, Inc.	9,000	1,564,380
Sempra Energy	5,000	540,950
Southern Company (The)	22,000	966,240
Xcel Energy, Inc.	9,000	443,430
		9,004,000
TOTAL EQUITY SECURITIES
(cost - $397,110,169)		385,346,493

SHORT-TERM INVESTMENT — 0.80%
MONEY MARKET FUNDS — 0.80%
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% ^ (cost - $3,125,785)	3,125,785	3,125,785

TOTAL INVESTMENTS — 99.80%
(cost - $400,235,954)		388,472,278

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.20%		759,000

NET ASSETS — 100.00%		$389,231,278

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – December 31, 2018

ASSETS
Investments, at value (cost – $400,235,954) (Notes B and C)	$388,472,278
Cash	4,240
Receivables:
Investments sold	2,227,259
Dividends	1,223,063
Prepaid expenses	12,580
Total Assets	391,939,420

LIABILITIES
Payables:
Investments purchased	2,216,222
Investment management fees (Note D)	347,849
Directors’ fees and expenses	42,751
Administration fees (Note D)	22,653
Other accrued expenses	78,667
Total Liabilities	2,708,142

NET ASSETS (applicable to 38,363,761 shares of common stock)	$389,231,278

NET ASSET VALUE PER SHARE ($389,231,278 ÷ 38,363,761)	$10.15

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 38,363,761 shares issued and outstanding (100,000,000 shares authorized)	$383,638
Paid-in capital	400,936,918
Accumulated deficit	(12,089,278)
Net assets applicable to shares outstanding	$389,231,278

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Year Ended December 31, 2018

INVESTMENT INCOME
Income:
Dividends	$7,233,587

Expenses:
Investment management fees (Note D)	3,550,045
Administration and accounting fees (Note D)	264,770
Directors’ fees and expenses	140,582
Custodian fees	53,667
Transfer agent fees	48,330
Legal and audit fees	46,089
Printing	43,829
Insurance	15,363
Stock exchange listing fees	7,507
Miscellaneous	10,222
Total Expenses	4,180,404
Net Investment Income	3,053,183

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	5,330,112
Capital gain distributions from regulated investment companies	3,573,164
Net change in unrealized appreciation (depreciation) in value of investments	(45,729,692)
Net realized and unrealized loss on investments	(36,826,416)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,773,233)

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Year Ended December 31,
	2018	2017(a)
INCREASE IN NET ASSETS
Operations:
Net investment income	$3,053,183	$2,089,569
Net realized gain from investments	8,903,276	21,379,461
Net change in unrealized appreciation (depreciation) in value of investments	(45,729,692)	20,873,231

Net increase/(decrease) in net assets resulting from operations	(33,773,233)	44,342,261

Distributions to stockholders (Note B):
From earnings	(12,273,762)	(23,475,897)
Return-of-capital	(67,642,063)	(20,863,908)

Total distributions to stockholders	(79,915,825)	(44,339,805)

Common stock transactions:
Proceeds from rights offering of 15,050,616 and 8,798,352 shares of newly issued common stock, respectively	197,012,563	117,985,900
Offering expenses associated with rights offering	(137,051)	(130,983)
Proceeds from 1,113,649 and 430,414 shares newly issued in reinvestment of dividends and distributions, respectively	13,177,893	5,598,165
Payments for 94,000 and 0 shares repurchased, respectively	(925,509)	—

Net increase in net assets from common stock transactions	209,127,896	123,453,082

Total increase in net assets	95,438,838	123,455,538

NET ASSETS
Beginning of year	293,792,440	170,336,902
End of year	$389,231,278	$293,792,440

(a)	The presentation of Distributions to stockholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note B). For the year ended December 31, 2017, distributions to stockholders consisted of $1,971,478, $21,504,419 and $20,863,908 of net investment income, net realized gains and return-of-capital, respectively.

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2018	2017	2016	2015	2014*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.18	$13.04	$15.05	$18.69	$20.56
Net investment income #	0.10	0.13	0.15	0.14	0.16
Net realized and unrealized gain/(loss) on investments	(0.94)	2.40	0.83	(0.25)	2.15
Net increase/(decrease) in net assets resulting from operations	(0.84)	2.54	0.98	(0.11)	2.31

Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.12)	(0.15)	(0.14)	(0.16)
Net realized capital gains	(0.32)	(1.33)	(1.08)	(0.30)	(0.82)
Return-of-capital	(2.34)	(1.30)	(2.12)	(3.54)	(3.20)
Total dividends and distributions to stockholders	(2.76)	(2.75)	(3.35)	(3.98)	(4.18)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.57	0.35	0.36	0.45	—
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Common stock repurchases	0.00 +	—	—	—	—
Total anti-dilutive effect due to shares issued	0.57	0.35	0.36	0.45	0.00 +

Net asset value, end of year	$10.15	$13.18	$13.04	$15.05	$18.69
Market value, end of year	$11.11	$15.29	$15.07	$16.89	$19.41
Total investment return (a)	(8.89)%	25.13%	13.88%	10.28%	(0.68)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$389,231	$293,792	$170,337	$115,331	$83,678
Ratio of expenses to average net assets (b)	1.18%	1.22%	1.33%	1.35%	1.44%
Ratio of net investment income to average net assets (c)	0.86%	0.99%	1.12%	0.86%	0.84%
Portfolio turnover rate	57%	71%	64%	53%	32%

*	Effective December 29, 2014, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)	Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

Management Estimates: The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

New accounting pronouncement: In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors,

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statement (continued)

Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2018, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2018, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-End Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2018, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2015 through 2017, and for the year ended December 31, 2018. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statement (continued)

requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statement (continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$385,346,493	$—
Short-Term Investment	3,125,785	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$388,472,278	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2018.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. The compliance dates of the new forms is April 2019 for larger fund groups and April 2020 for smaller fund groups.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2018, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2018, Cornerstone earned $3,550,045 for investment management services.

Fund Accounting and Administration Agreement

Through May 31, 2018, AST Fund Solutions, LLC (“AFS”) served as the administrator. Under the administration agreement, AFS supplied executive, administrative and regulatory services for the Fund. AFS supervised the preparation of reports to shareholders for the Fund, reports to and filings with the SEC and materials for meetings of the Board of Directors. For these services, the Fund paid AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $30,000. For the period January 1, 2018 through May 31, 2018, AFS earned $89,526 as administrator.

Effective June 1, 2018, Ultimus became the Fund’s Administrator. Ultimus also serves as the accounting agent to the Fund. Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to Stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the year ended December 31, 2018, Ultimus earned $175,244 as fund accounting agent and administrator.

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statement (concluded)

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2018, purchases and sales of securities, other than short-term investments, were $331,725,238 and $196,434,526, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 38,363,761 shares issued and outstanding at December 31, 2018. Transactions in common stock for the year ended December 31, 2018 were as follows:

Shares at beginning of year	22,293,496
Shares newly issued from rights offering	15,050,616
Shares issued in reinvestment of dividends and distributions	1,113,649
Shares repurchased	(94,000)
Shares at end of year	38,363,761

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2018 and December 31, 2017 was as follows:

	2018	2017
Ordinary Income	$3,053,183	$8,431,880
Long-Term Capital Gains	9,220,579	15,044,017
Return-of-Capital	67,642,063	20,863,908
Total Distributions	$79,915,825	$44,339,805

At December 31, 2018, the components of accumulated deficit on a tax basis for the Fund were as follows:

Net unrealized depreciation	$(12,089,278)
Total accumulated deficit	$(12,089,278)

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2018.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of December 31, 2018:

Cost of portfolio investments	$400,561,556
Gross unrealized appreciation	$25,983,543
Gross unrealized depreciation	(38,072,821)
Net unrealized depreciation	$(12,089,278)

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Cornerstone Total Return Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2002.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 15, 2019

16

2018 Tax Information (unaudited)

This notification along with Form 1099-DIV reflects the amount to be used by calendar year taxpayers on their U.S. federal income tax returns. As indicated in this notice, a portion of the Fund’s distributions for 2018 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/31/2018	2/28/2018	3/30/2018	4/30/2018	5/31/2018	6/29/2018
Ordinary Income (1)	$0.0088	$0.0088	$0.0088	$0.0088	$0.0088	$0.0088
Return-of-Capital (2)	0.1948	0.1948	0.1948	0.1948	0.1948	0.1948
Capital Gain (3)	0.0265	0.0265	0.0265	0.0265	0.0265	0.0265
Total	$0.2301	$0.2301	$0.2301	$0.2301	$0.2301	$0.2301

Payment Dates:	7/31/2018	8/31/2018	9/28/2018	10/31/2018	11/30/2018	12/31/2018
Ordinary Income (1)	$0.0088	$0.0088	$0.0088	$0.0088	$0.0088	$0.0088
Return-of-Capital (2)	0.1948	0.1948	0.1948	0.1948	0.1948	0.1948
Capital Gain (3)	0.0265	0.0265	0.0265	0.0265	0.0265	0.0265
Total	$0.2301	$0.2301	$0.2301	$0.2301	$0.2301	$0.2301

Notes:

(1)	Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)	Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

(3)	Capital Gains Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 100% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% qualified dividends maximum long-term capital gain rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

17

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Strategic Value Fund, Inc.	2001
Robert E. Dean (Apr. 1951)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Strategic Value Fund, Inc.	2014
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Ronald Reagan Distinguished Fellow Emeritus, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Director of Cornerstone Strategic Value Fund, Inc.	2001
Matthew W. Morris (May 1971)	Director; Audit, Nominating and Corporate Governance Committee Member	Chief Executive Officer, Stewart Information Services Corporation, Director of Cornerstone Strategic Value Fund, Inc.	2017
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Chief Executive Office, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor’s Medical Clinic; Director, Faith Partnerships Incorporated; Member of North Carolina’s Council on Homelessness (from July 2014); Director of Cornerstone Strategic Value Fund, Inc.	2001
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss Attorneys PLLC, Attorneys; Director of Cornerstone Strategic Value Fund, Inc.	2001

18

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Chairman of the Board, Blue Ridge Printing Co., Inc. (from January 2019); Director of Champion Industries, Inc.; Director of Cornerstone Strategic Value Fund, Inc.	2001
Rachel L. McNabb (April 1980)	Chief Compliance Officer	Internal Audit Managing Senior of Camden Property Trust; Chief Compliance Officer of Cornerstone Advisors, Inc.; Chief Compliance officer of Cornerstone Strategic Value Fund, Inc.	2018
Hoyt M. Peters (Sep. 1963)	Secretary, and Assistant Treasurer

Vice President of AST Fund Solutions, LLC (2013–2018); Secretary of The Asia Pacific Fund, Inc. (2016–2018); Associate of Cornerstone Advisors, Inc. (June 2018 – December 2018); Vice President of Cornerstone Advisors, Inc. (since January 2019); Secretary (since February 2019) and Assistant Treasurer of Cornerstone Strategic Value Fund, Inc.

			February 8, 2019, 2013
Theresa M. Bridge (December 1969)	Treasurer (Principal Financial Officer)	Director of Financial Administration of Ultimus Fund Solutions, LLC.; Treasurer of Cornerstone Strategic Value Fund, Inc. (since June 2018).	2018

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

**	Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

19

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

20

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

21

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

22

Cornerstone Total Return Fund, Inc.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $17,900 and $17,400 with respect to the registrant’s fiscal years ended December 31, 2018 and December 31, 2017, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,100 and $4,000 with respect to the registrant’s fiscal years ended December 31, 2018 and December 31, 2017, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. Other fees billed were $1,600 and $1,600 with respect to the registrant’s fiscal years ended December 31, 2018 and December 31, 2017, respectively.

(e)(1)	Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended December 31, 2018 and 2017, aggregate non-audit fees of $5,700 and $5,600, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Matthew W. Morris, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted.

Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Ralph W. Bradshaw has acted as portfolio manager since 2002. Mr. Ralph W. Bradshaw is President of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant and Cornerstone Strategic Value Fund, Inc.

Joshua G. Bradshaw is a co-portfolio manager of the registrant. Mr. Joshua G. Bradshaw has acted as co-portfolio manager since 2018. Mr. Joshua G. Bradshaw is a Vice President of Cornerstone Advisors, Inc. and serves as Assistant Secretary of the registrant and Cornerstone Strategic Value Fund, Inc.

Daniel W. Bradshaw is a co-portfolio manager of the registrant. Mr. Daniel W. Bradshaw has acted as co-portfolio manager since 2018. Mr. Daniel W. Bradshaw is a Vice President of Cornerstone Advisors, Inc. and serves as Assistant Secretary of the registrant and Cornerstone Strategic Value Fund, Inc.

(a)(2)	Messrs. Bradshaw manage one other closed-end registered investment company: Cornerstone Strategic Value Fund, Inc. As of December 31, 2018, net assets of Cornerstone Strategic Value Fund, Inc. were $762,235,060. Messrs. Bradshaw manage no accounts except for the registrant and Cornerstone Strategic Value Fund, Inc. Messrs. Bradshaw manage no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the co-portfolio managers’ management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3)	Compensation for each of Ralph W. Bradshaw, Joshua G. Bradshaw, and Daniel W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4)	The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2018 is as follows:

Ralph W. Bradshaw: over $100,000

Joshua G. Bradshaw: $2,000-$10,000

Daniel W. Bradshaw: $2,000-$10,000

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	March 7, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	March 7, 2019

*	Print the name and title of each signing officer under his or her signature.